Shareholder Fees {- Fidelity Flex® Intrinsic Opportunities Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-07 | Fidelity Flex® Intrinsic Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none